Cash and Cash Equivalents (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Post-fixed interest rates	92.00%	103.05%
Primary Distribution 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	246,256,841
Number of shares issued, value	R$ 2,031,619